UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—May 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2020 Vanguard Massachusetts Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	38

Liquidity Risk Management	40

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Massachusetts Tax-Exempt Fund	11/30/2019	5/31/2020	Period
Based on Actual Fund Return	$1,000.00	$1,022.68	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.35	0.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Massachusetts Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2020

Under 1 Year	3.3%
1 - 3 Years	1.7
3 - 5 Years	2.8
5 - 10 Years	9.7
10 - 20 Years	44.8
20 - 30 Years	34.4
Over 30 Years	3.3

The table reflects the fund’s investments, except for short-term investments and derivatives.

Massachusetts Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Massachusetts (98.7%)
Acton & Boxborough MA Regional School District GO	5.000%	3/1/32	2,075	2,757
Andover MA GO	4.000%	11/15/30	530	644
Andover MA GO	4.000%	11/15/31	535	643
Andover MA GO	4.000%	11/15/32	545	648
Andover MA GO	4.000%	11/15/33	560	663
Andover MA GO	4.000%	11/15/34	455	535
Andover MA GO	4.000%	11/15/35	465	545
Andover MA GO	4.000%	11/15/43	1,810	2,079
Andover MA GO	4.000%	11/15/48	1,650	1,885
Arlington MA GO	5.000%	12/1/29	1,535	2,005
Arlington MA GO	4.000%	12/1/30	620	753
Arlington MA GO	3.000%	9/1/34	2,155	2,365
Attleboro MA GO	3.000%	2/15/32	605	663
Attleboro MA GO	4.000%	2/15/49	4,000	4,422
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/28	400	507
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/29	420	529
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/30	450	562
[1,2] Billerica MA GO TOB PUT	0.100%	6/1/20	4,120	4,120
Blue Hills MA Regional Technical High School District GO	3.375%	7/15/39	100	108
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/43	1,025	1,146
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/44	665	742
Boston MA GO	5.000%	5/1/27	10	13
Boston MA GO	4.000%	3/1/29	1,200	1,306
Bourne MA GO	4.000%	11/15/30	530	626
Bourne MA GO	4.000%	11/15/32	665	775
Bourne MA GO	4.000%	11/15/34	805	929
Bourne MA GO	4.000%	11/15/35	805	925
Braintree MA GO	3.000%	6/1/33	1,865	2,057
Braintree MA GO	3.000%	6/1/34	1,910	2,093
Braintree MA GO	3.000%	6/1/36	1,790	1,944
Braintree MA GO	3.000%	6/1/37	395	428
Cambridge MA GO	5.000%	2/15/30	1,845	2,484

Massachusetts Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/31	485	577
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/32	2,060	2,426
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/33	1,665	1,952
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/34	2,235	2,612
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,253
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,340
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	1,100
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,401
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,221
	Douglas MA GO	4.000%	2/15/30	1,170	1,363
	Douglas MA GO	4.000%	2/15/31	815	945
	Douglas MA GO	4.000%	2/15/32	1,220	1,404
	Easthampton MA GO	4.000%	6/1/29	1,895	2,293
	Easthampton MA GO	4.000%	6/1/30	2,130	2,555
	Easthampton MA GO	3.000%	6/1/37	1,190	1,273
	Easthampton MA GO	3.000%	6/1/38	1,895	2,021
	Easthampton MA GO	3.000%	6/1/39	70	74
	Fall River MA GO	3.000%	12/1/36	2,265	2,476
	Fall River MA GO	3.000%	12/1/37	2,335	2,544
	Framingham MA GO	4.000%	12/1/33	1,010	1,185
	Harvard MA GO	3.000%	8/15/33	1,265	1,398
	Harvard MA GO	3.000%	8/15/35	1,260	1,372
	Holyoke MA GO	5.000%	9/1/30	1,690	1,858
	Lawrence MA GO	5.000%	2/1/27	1,035	1,295
	Lexington MA GO	3.625%	2/1/49	450	494
	Lincoln MA GO	3.125%	3/1/37	1,880	2,044
	Lincoln MA GO	3.250%	3/1/40	1,150	1,251
	Longmeadow MA GO	5.000%	5/15/30	1,420	1,868
	Longmeadow MA GO	4.000%	5/15/31	1,300	1,589
	Longmeadow MA GO	3.250%	4/1/35	1,105	1,181
	Lowell MA Collegiate Charter School GO	5.000%	6/15/39	500	477
	Lowell MA Collegiate Charter School GO	5.000%	6/15/49	1,750	1,593
	Lowell MA Collegiate Charter School GO	5.000%	6/15/54	2,620	2,353
	Lowell MA GO	4.000%	9/1/30	1,935	2,357
	Lowell MA GO	3.000%	9/1/33	2,170	2,390
	Lowell MA GO	3.000%	9/1/34	2,215	2,429
	Ludlow MA GO	4.000%	2/1/28	790	951
	Ludlow MA GO	4.000%	2/1/29	825	983
	Ludlow MA GO	4.000%	2/1/30	855	1,010
	Ludlow MA GO	4.000%	2/1/31	685	805
	Ludlow MA GO	3.000%	2/1/34	220	238
[3]	Marlborough MA GO	5.000%	5/15/28	1,125	1,502
[3]	Marlborough MA GO	4.000%	5/15/32	940	1,165
	Massachusetts Bay Transportation Authority General Transportation Revenue VRDO	0.140%	6/5/20	4,105	4,105

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	9,175	12,877
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	175	232
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32	2,870	3,221
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	6,218
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	3,000	4,388
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,980	2,182
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	3,000	3,307
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,090	1,347
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	325	398
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,277
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	4,269
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,525	1,769
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	6,471
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	6,073
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	2,037
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,000	6,037
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	4,606
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,030	2,269
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,775
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29	2,805	3,846
Massachusetts Clean Water Trust Revenue	5.000%	2/1/30	7,460	8,664
Massachusetts Clean Water Trust Revenue	5.000%	8/1/31	1,790	2,354
Massachusetts Clean Water Trust Revenue	5.000%	8/1/31	6,500	9,041
Massachusetts Clean Water Trust Revenue	5.000%	2/1/32	3,000	3,472
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,449
Massachusetts Clean Water Trust Revenue	5.000%	8/1/36	2,500	3,291
Massachusetts Clean Water Trust Revenue	5.000%	8/1/39	4,595	5,991
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	3,385	3,840
Massachusetts College Building Authority Revenue	4.000%	5/1/29	2,015	2,305
Massachusetts College Building Authority Revenue	4.000%	5/1/30	730	901
Massachusetts College Building Authority Revenue	4.000%	5/1/31	855	1,048

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts College Building Authority Revenue	5.000%	5/1/31	2,010	2,301
Massachusetts College Building Authority Revenue	5.000%	5/1/31	910	1,075
Massachusetts College Building Authority Revenue	4.000%	5/1/32	3,435	4,098
Massachusetts College Building Authority Revenue	4.000%	5/1/34	675	791
Massachusetts College Building Authority Revenue	5.000%	5/1/34	3,375	3,943
Massachusetts College Building Authority Revenue	4.000%	5/1/37	775	895
Massachusetts College Building Authority Revenue	5.000%	5/1/37	2,600	3,015
Massachusetts College Building Authority Revenue	5.000%	5/1/39	3,000	3,374
Massachusetts College Building Authority Revenue	4.000%	5/1/40	4,475	5,131
Massachusetts College Building Authority Revenue	3.000%	5/1/42	30	30
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/29	800	1,069
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/31	10,005	13,201
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/33	545	695
Massachusetts Development Finance Agency Hospital Revenue (Cape Cod Healthcare Obligated Group)	5.250%	11/15/36	5,130	5,632
Massachusetts Development Finance Agency Hospital Revenue (Cape Cod Healthcare Obligated Group)	5.250%	11/15/41	10	11
Massachusetts Development Finance Agency Revenue	5.000%	7/1/23	100	111
Massachusetts Development Finance Agency Revenue	5.000%	7/1/24	100	114
Massachusetts Development Finance Agency Revenue	5.000%	7/1/27	100	121
Massachusetts Development Finance Agency Revenue	5.000%	7/1/50	250	417
Massachusetts Development Finance Agency Revenue (Atrius Health)	5.000%	6/1/39	5,855	6,492
Massachusetts Development Finance Agency Revenue (Atrius Health)	4.000%	6/1/49	10,570	10,594
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,666
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	15	16
Massachusetts Development Finance Agency Revenue (Bentley University)	4.000%	7/1/35	25	26
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	35	40
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,301

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,560
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,485
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,296
Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Obligated Group)	5.000%	8/15/30	2,525	2,892
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/32	1,110	1,550
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/42	3,000	3,606
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/20	500	502
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21	350	363
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,287
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	850	909
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/23	500	541
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24	965	1,086
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,740
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25	1,650	1,892
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/26	1,175	1,262
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/27	3,960	4,538
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/28	535	623
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	2,555	2,703
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	3,100	3,509
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	600	689
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/30	2,450	2,754
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/30	1,755	1,998
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/31	110	123
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32	3,000	3,335
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33	310	343
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35	550	604

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37	1,000	1,092
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/44	5,000	5,345
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	4.000%	7/1/47	6,230	6,331
Massachusetts Development Finance Agency Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,869
Massachusetts Development Finance Agency Revenue (Boston University)	5.375%	5/15/39	1,575	2,088
Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/46	3,000	3,278
Massachusetts Development Finance Agency Revenue (Boston University)	5.000%	10/1/48	5,000	5,515
Massachusetts Development Finance Agency Revenue (Boston University)	6.000%	5/15/59 (4)	6,075	8,152
Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24	6,950	7,795
Massachusetts Development Finance Agency Revenue (Broad Institute Inc.)	4.000%	4/1/22	2,155	2,295
Massachusetts Development Finance Agency Revenue (Broad Institute Inc.)	4.000%	4/1/41	8,005	8,961
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	490	491
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	15	16
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	1,755	1,889
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	125	135
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/24	1,000	1,139
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/27	1,850	2,186
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/28	3,205	3,775
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	105	128
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/31	770	929
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,133
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/32	2,500	2,995
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,129
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/37	1,000	1,137
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,000	1,135
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/43	5,000	5,704
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48	4,480	5,028

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48	2,845	3,193
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53	14,030	15,639
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	4.000%	12/1/21	395	400
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	4.000%	12/1/22	410	418
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	4.000%	12/1/23	425	436
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	4.000%	12/1/24	440	454
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.000%	12/1/25	460	499
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.000%	12/1/26	485	532
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.000%	12/1/27	505	558
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.000%	12/1/28	535	591
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.000%	12/1/29	560	617
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.000%	12/1/30	290	318
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	4.000%	12/1/42	485	459
Massachusetts Development Finance Agency Revenue (Children’s Hospital)	5.000%	10/1/34	2,440	2,768
Massachusetts Development Finance Agency Revenue (Children’s Hospital)	5.000%	10/1/46	4,000	4,453
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	3.000%	5/1/32	500	563
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	3.000%	5/1/33	320	355
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	3.000%	5/1/34	345	382
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.000%	5/1/35	5,210	6,092
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	3.000%	5/1/39	1,015	1,097
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/21	1,090	1,167
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/22	1,950	2,132
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41	7,760	8,878
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/34	2,400	2,314

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/38	2,790	2,618
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/43	2,205	1,999
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/54	5,950	5,189
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	375	398
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24	990	1,068
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25	1,905	2,085
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25	100	109
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/28	1,825	1,979
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/29	3,725	4,187
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/31	495	543
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/32	1,500	1,656
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/36	405	440
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/40	120	129
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41	7,260	7,603
Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42	1,700	1,831
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/45	680	711
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47	9,330	9,852
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/30	750	832
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/35	1,875	2,036
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/36	2,420	2,623
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43	8,060	8,594
Massachusetts Development Finance Agency Revenue (Foxborough Regional Charter School)	5.000%	7/1/37	1,260	1,374
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,265	7,307
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/30	10,000	12,517
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/30	9,500	13,461

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33	12,310	15,082
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/34	7,175	8,769
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/36	30,915	35,530
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/36	4,460	6,735
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/40	5,500	8,453
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20 (Prere.)	825	833
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/21	1,760	1,808
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/27	2,700	3,263
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/28	1,920	2,365
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/29	1,250	1,564
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/30	1,340	1,653
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/31	2,255	2,758
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/31	230	262
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/32	1,000	1,214
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/32	50	57
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	210	252
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/34	20	23
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/39	275	321
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,760	1,964
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	11,970	13,267
Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/33	770	874
Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/36	560	630
Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/39	4,000	4,468
Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/44	2,705	3,066
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/28	1,500	1,447
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.125%	11/15/46	4,435	3,824
Massachusetts Development Finance Agency Revenue (Loomis Obligated Group)	6.000%	7/1/23 (Prere.)	2,215	2,596

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Loomis Obligated Group)	6.000%	1/1/33	2,190	2,305
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,100
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44	12,520	13,136
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/31	400	474
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/32	300	354
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/37	450	522
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/24	1,000	1,046
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/32	2,105	2,149
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	400	414
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/42	500	512
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.250%	7/1/42	3,195	3,245
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44	1,675	1,707
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/47	6,700	6,817
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,040
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,830	6,056
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	12,200	11,760
Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,519
Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,891
Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	3/1/32	950	1,065
Massachusetts Development Finance Agency Revenue (Northeastern University)	5.250%	3/1/37	20	22
Massachusetts Development Finance Agency Revenue (Olin College)	5.000%	11/1/38	6,000	6,520
Massachusetts Development Finance Agency Revenue (Olin College)	5.000%	11/1/43	3,700	3,994
Massachusetts Development Finance Agency Revenue (Partners Healthcare System Inc.)	5.000%	7/1/31	155	195
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21 (Prere.)	20	21
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/23 (Prere.)	2,000	2,289
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/23 (Prere.)	1,500	1,717
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/23 (Prere.)	8,750	10,013

Massachusetts Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/25 (Prere.)	770	948
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/29	6,000	7,202
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/30	3,520	4,321
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/31	3,240	3,942
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/32	8,000	9,049
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/35	3,450	3,943
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/36	5,000	5,692
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/37	5,890	7,128
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/38	4,500	5,419
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/39	2,145	2,576
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/40	1,200	1,370
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/41	13,210	14,740
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/41	1,400	1,600
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/45	3,775	4,246
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47	5,000	5,717
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47	1,860	2,166
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/30/25	10,000	11,958
[2]	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/31/30	5,000	6,913
	Massachusetts Development Finance Agency Revenue (Phillips Academy)	5.000%	9/1/43	8,295	9,329
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32	500	513
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/35	2,300	2,341
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/45	7,815	7,825
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/27	1,000	1,105
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.500%	10/1/28	1,000	1,091
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/29	1,820	1,996

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/32	125	138
Massachusetts Development Finance Agency Revenue (Simmons College)	5.125%	10/1/33	2,000	2,127
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/36	2,270	2,418
Massachusetts Development Finance Agency Revenue (Simmons College)	5.250%	10/1/39	3,000	3,175
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/24	725	831
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/26	1,000	1,195
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/28	850	1,003
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/36	5,605	5,552
Massachusetts Development Finance Agency Revenue (Southcoast Health System Obligated Group)	5.000%	7/1/27	1,750	1,922
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/34	1,030	1,213
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/35	2,000	2,349
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	4.000%	7/1/41	4,000	4,456
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20 (Prere.)	3,000	3,010
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20	1,000	1,002
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/20 (Prere.)	3,415	3,427
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21	1,475	1,519
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	2,380	2,506
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24	300	327
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24	100	109
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/26	300	333
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/27	775	868
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/27	850	952
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/28	525	594
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29	2,120	2,358
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29	500	570

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/30	3,500	3,865
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/33	1,525	1,644
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/34	2,000	2,152
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/35	2,160	2,318
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/35	470	513
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/36	3,000	3,204
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/36	445	482
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/37	605	653
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/38	340	366
Massachusetts Development Finance Agency Revenue (Suffolk University)	4.000%	7/1/39	870	845
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.250%	1/1/21 (Prere.)	1,420	1,470
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.750%	1/1/21 (Prere.)	510	529
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.750%	1/1/21 (Prere.)	350	363
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,195	1,241
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	805	836
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,700	2,809
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	1,800	1,873
Massachusetts Development Finance Agency Revenue (Tufts University)	5.000%	8/15/38	1,045	1,214
Massachusetts Development Finance Agency Revenue (UMass Boston Student Housing Project)	5.000%	10/1/25	2,690	2,836
Massachusetts Development Finance Agency Revenue (UMass Dartmouth)	5.000%	10/1/28	1,000	1,010
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/23	705	785
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/27	1,630	1,987
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/27	1,020	1,157
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/28	3,000	3,439

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/28	550	622
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/29	245	276
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/29	1,000	1,141
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/30	2,470	2,804
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/31	1,000	1,121
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.500%	7/1/31	280	289
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/32	1,200	1,337
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/38	3,000	3,279
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	4.000%	7/1/44	5,000	5,091
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/44	1,300	1,412
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	250	251
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	540	562
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	2,853
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/31	1,000	1,115
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/41	700	758
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/46	5,185	5,581
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/29	500	657
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/30	665	868
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,127
Massachusetts Development Finance Agency Revenue (Wellforce Obligated Group)	5.000%	7/1/26	2,510	2,976
Massachusetts Development Finance Agency Revenue (Wellforce Obligated Group)	5.000%	7/1/38	385	437
Massachusetts Development Finance Agency Revenue (Wellforce Obligated Group)	4.000%	7/1/44	13,300	13,684

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Wellforce Obligated Group)	5.000%	7/1/44	1,375	1,533
Massachusetts Development Finance Agency Revenue (Wentworth Institute of Technology Inc.)	5.000%	10/1/46	4,250	4,505
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/24	185	206
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/30	165	181
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/45	2,470	2,595
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48	6,970	7,487
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/29	505	655
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	0.000%	1/1/32 (12)	1,630	1,307
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,500	1,775
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	0.000%	1/1/33 (12)	3,090	2,387
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,510	1,764
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/34	1,000	1,159
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/35	1,500	1,733
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/35	1,720	2,080
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/36	1,000	1,205
Massachusetts Development Finance Agency Revenue (Wheaton College)	5.000%	1/1/53	850	937
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/29	1,090	1,391
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/30	1,000	1,269
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/33	3,000	3,733
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/34	2,390	2,966
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/38	4,075	4,593
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/46	325	396
Massachusetts Development Finance Agency Revenue (Woods Hole Oceanographic Institution)	5.000%	6/1/43	2,770	3,391
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	4.000%	9/1/44	1,000	1,044
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	4.000%	9/1/49	1,770	1,788
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,748

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/59	9,965	11,157
Massachusetts Development Finance Agency Special Obligation Revenue	3.000%	5/1/34	315	349
Massachusetts Development Finance Agency Special Obligation Revenue	3.000%	5/1/37	825	901
Massachusetts Development Finance Agency Special Obligation Revenue	3.000%	5/1/39	840	907
Massachusetts Development Finance Agency Special Obligation Revenue	3.000%	5/1/49	4,320	4,563
Massachusetts GO	5.250%	8/1/20	875	882
Massachusetts GO	5.250%	8/1/21	1,090	1,154
Massachusetts GO	5.250%	8/1/21 (4)	765	810
Massachusetts GO	5.500%	12/1/22 (4)	2,070	2,341
Massachusetts GO	5.000%	7/1/28	10,830	13,574
Massachusetts GO	5.000%	7/1/28	4,895	6,518
Massachusetts GO	5.000%	9/1/28	3,375	4,512
Massachusetts GO	5.000%	3/1/29	7,500	10,095
Massachusetts GO	4.000%	11/1/29	2,105	2,266
Massachusetts GO	5.000%	5/1/30	455	514
Massachusetts GO	5.000%	5/1/30	3,000	4,126
Massachusetts GO	5.000%	7/1/30	570	710
Massachusetts GO	5.500%	8/1/30 (2)	7,000	9,826
Massachusetts GO	5.000%	1/1/32	1,890	2,428
Massachusetts GO	4.000%	3/1/32	7,575	9,476
Massachusetts GO	5.000%	5/1/32	3,000	3,468
Massachusetts GO	5.000%	7/1/32	3,460	4,270
Massachusetts GO	5.000%	7/1/32	4,480	5,378
Massachusetts GO	4.000%	8/1/32	5,000	5,170
Massachusetts GO	5.000%	5/1/33	3,000	3,457
Massachusetts GO	5.000%	7/1/33	5,265	6,468
Massachusetts GO	5.000%	3/1/34	2,310	2,643
Massachusetts GO	4.500%	7/1/34	16,295	18,878
Massachusetts GO	5.000%	7/1/34	5,295	6,490
Massachusetts GO	4.000%	9/1/34	3,000	3,459
Massachusetts GO	5.000%	12/1/34	13,030	16,140
Massachusetts GO	4.000%	4/1/35	5,520	6,184
Massachusetts GO	4.000%	5/1/35	5,050	5,435
Massachusetts GO	5.000%	7/1/35	4,095	4,873
Massachusetts GO	5.000%	7/1/35	5,000	6,107
Massachusetts GO	3.000%	11/1/35	2,875	3,103
Massachusetts GO	5.000%	1/1/36	5,000	6,459
Massachusetts GO	5.000%	12/1/36	3,070	3,778
Massachusetts GO	5.000%	7/1/37	500	592
Massachusetts GO	5.000%	1/1/38	1,205	1,511
Massachusetts GO	5.000%	7/1/38	5,015	6,077
Massachusetts GO	5.000%	12/1/38	11,070	13,556
Massachusetts GO	5.000%	5/1/39	150	193
Massachusetts GO	5.000%	11/1/39	1,115	1,392
Massachusetts GO	4.000%	12/1/39	500	571
Massachusetts GO	4.000%	5/1/40	5,000	5,817
Massachusetts GO	5.000%	7/1/40	8,080	9,522
Massachusetts GO	5.000%	11/1/40	1,015	1,264
Massachusetts GO	5.000%	3/1/41	8,000	9,053

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	4/1/42	8,650	10,573
Massachusetts GO	5.250%	4/1/42	3,000	3,715
Massachusetts GO	4.000%	9/1/42	2,800	3,142
Massachusetts GO	5.000%	11/1/42	1,860	2,304
Massachusetts GO	5.000%	1/1/43	3,680	4,556
Massachusetts GO	4.000%	2/1/43	6,250	7,055
Massachusetts GO	5.000%	5/1/43	5,080	6,482
Massachusetts GO	5.250%	1/1/44	6,570	8,443
Massachusetts GO	4.000%	2/1/44	6,140	6,918
Massachusetts GO	5.000%	11/1/44	5,000	6,171
Massachusetts GO	4.000%	12/1/44	8,350	9,371
Massachusetts GO	5.000%	7/1/45	2,000	2,340
Massachusetts GO	5.000%	11/1/45	10,825	13,344
Massachusetts GO	4.000%	12/1/45	8,505	9,535
Massachusetts GO	4.000%	2/1/46	5,000	5,619
Massachusetts GO	5.000%	3/1/46	4,905	5,525
Massachusetts GO	3.000%	9/1/46	2,555	2,671
Massachusetts GO	3.000%	3/1/47	10,000	10,676
Massachusetts GO	5.000%	4/1/47	5,460	6,631
Massachusetts GO	5.250%	4/1/47	4,500	5,537
Massachusetts GO	5.000%	1/1/49	8,255	10,405
Massachusetts GO	2.750%	3/1/50	7,500	7,654
Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center) VRDO	0.040%	6/1/20 LOC	5,015	5,015
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/35	1,730	2,533
Massachusetts Health & Educational Facilities Authority Revenue (Lowell General Hospital)	5.125%	7/1/35	215	216
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.250%	7/1/33	165	243
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.050%	6/1/20	29,300	29,300
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.050%	6/1/20	2,715	2,715
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,076
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System) VRDO	0.120%	6/5/20	7,600	7,600
Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	0.140%	6/5/20 LOC	5,100	5,100
Massachusetts Health & Educational Facilities Authority Revenue (South Coast Health System)	5.000%	7/1/29	150	150
Massachusetts Health & Educational Facilities Authority Revenue (South Coast Health System)	5.000%	7/1/39	6,160	6,177
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.040%	6/1/20	5,460	5,460

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	125	125
Massachusetts Housing Finance Agency Revenue	3.250%	12/1/32	2,285	2,469
Massachusetts Housing Finance Agency Revenue	4.000%	12/1/38	445	496
Massachusetts Housing Finance Agency Revenue	3.900%	12/1/42	500	543
Massachusetts Housing Finance Agency Revenue	5.000%	12/1/43	750	804
Massachusetts Housing Finance Agency Revenue	3.100%	12/1/44	1,000	1,043
Massachusetts Housing Finance Agency Revenue	4.500%	12/1/48	2,680	2,965
Massachusetts Housing Finance Agency Revenue	3.200%	12/1/49	2,980	3,114
Massachusetts Housing Finance Agency Revenue	3.500%	12/1/54	5,000	5,345
Massachusetts Housing Finance Agency Revenue	4.450%	12/1/58	1,000	1,107
Massachusetts Housing Finance Agency Revenue PUT	1.450%	12/1/22	850	862
Massachusetts Housing Finance Agency Single Family Housing Revenue	3.800%	12/1/37	800	890
Massachusetts Housing Finance Agency Single Family Housing Revenue	2.650%	12/1/41	665	673
Massachusetts Housing Finance Agency Single Family Housing Revenue	2.750%	12/1/41	130	131
Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42	520	548
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/43	1,035	1,079
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44	850	890
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45	650	685
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.200%	6/1/46	680	740
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/48	4,740	5,147
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.050%	12/1/52	4,490	4,866
Massachusetts Port Authority Revenue	5.000%	7/1/22 (Prere.)	1,800	1,976
Massachusetts Port Authority Revenue	5.000%	7/1/29	100	120
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,044
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,885	4,371
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,722
Massachusetts Port Authority Revenue	5.000%	7/1/37	1,005	1,168
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	7,787
Massachusetts Port Authority Revenue	5.000%	7/1/44	9,605	10,643
Massachusetts Port Authority Revenue	5.000%	7/1/45	2,215	2,500
Massachusetts Port Authority Revenue	5.000%	7/1/49	2,970	3,562

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/25 (Prere.)	360	440
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/29	2,410	3,021
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,862
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	3,010	3,626
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,744
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	4,055	4,582
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	2,885	3,376
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,400
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34	7,105	8,731
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/35	2,500	2,847
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35	1,650	1,961
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	11/15/35	4,300	4,915
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/35	2,500	3,061
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36	2,500	2,841
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/36	3,680	4,493
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/37	2,300	2,609
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	5,000	5,913
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	5,953
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/38	750	850
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/38	17,860	19,805
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/39	7,095	8,604
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/42	3,405	4,020
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/44	2,765	3,464
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/45	4,550	5,354
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46	3,175	3,821
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48	13,895	17,252
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48	5,060	6,282

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/49	9,500	11,200
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	310	384
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	465	590
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/34 (14)	17,305	23,552
Massachusetts Transportation Fund Revenue	5.000%	6/1/41	5,400	6,674
Massachusetts Transportation Fund Revenue	5.000%	6/1/43	1,000	1,231
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	20	21
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,005
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/44	3,260	3,725
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/45	4,000	4,439
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/46	10,000	11,090
Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/42	10,000	12,189
Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/47	2,260	2,737
Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/48	6,010	7,405
Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/49	7,455	9,380
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/30	1,700	1,967
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/31	1,515	1,748
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/32	2,000	2,299
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/34	3,375	3,867
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/40	10,810	12,568
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/41	7,805	9,296
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	4.000%	6/1/45	7,300	7,974
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/45	5,640	6,511
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/25 (14)	5,035	4,744
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/28 (14)	7,000	6,119
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/22	7,355	8,110

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/27	8,020	9,544
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/29	1,520	2,098
Massachusetts Water Pollution Abatement Trust Revenue	5.750%	8/1/29	190	191
Massachusetts Water Resources Authority Revenue	5.000%	8/1/22	1,980	2,183
Massachusetts Water Resources Authority Revenue	5.000%	8/1/29	1,070	1,381
Massachusetts Water Resources Authority Revenue	5.250%	8/1/31 (4)	1,175	1,687
Massachusetts Water Resources Authority Revenue	5.250%	8/1/33 (4)	7,375	10,915
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	6,000	7,360
Massachusetts Water Resources Authority Revenue	5.250%	8/1/35 (4)	8,000	12,102
Massachusetts Water Resources Authority Revenue	4.000%	8/1/36	7,325	8,332
Massachusetts Water Resources Authority Revenue	5.000%	8/1/36	2,710	3,054
Massachusetts Water Resources Authority Revenue	4.000%	8/1/38	1,415	1,546
Massachusetts Water Resources Authority Revenue	4.000%	8/1/39	1,715	1,868
Massachusetts Water Resources Authority Revenue	4.000%	8/1/40	915	996
Massachusetts Water Resources Authority Revenue	5.000%	8/1/40	4,230	5,130
Massachusetts Water Resources Authority Revenue	5.000%	8/1/40	9,385	11,381
Massachusetts Water Resources Authority Revenue	4.000%	8/1/41	7,000	7,604
Massachusetts Water Resources Authority Revenue	5.000%	8/1/44	8,000	9,120
Massachusetts Water Resources Authority Revenue VRDO	0.140%	6/5/20	1,800	1,800
Massachusetts Water Resources Authority Revenue VRDO	0.140%	6/5/20	1,190	1,190
Medford MA GO	3.000%	7/15/30	755	854
Medford MA GO	3.000%	7/15/31	780	876
Medford MA GO	3.000%	7/15/32	810	900
Medford MA GO	3.000%	7/15/33	830	914
Medford MA GO	3.000%	7/15/34	860	943
Medford MA GO	3.000%	7/15/35	885	963
Medford MA GO	3.000%	7/15/36	910	986
Minuteman MA Regional Vocational Technical School District GO	2.500%	1/15/43	480	481
Minuteman MA Regional Vocational Technical School District GO	4.000%	10/15/48	4,055	4,477
Minuteman MA Regional Vocational Technical School District GO	2.625%	1/15/50	1,180	1,183
Nantucket MA GO	4.000%	7/15/34	1,045	1,223

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nantucket MA GO	4.000%	7/15/35	1,085	1,265
Natick MA GO	4.000%	7/15/30	4,580	5,529
Natick MA GO	4.000%	7/15/31	4,760	5,688
Natick MA GO	4.000%	7/15/32	4,890	5,787
Needham MA GO	4.000%	8/1/30	1,170	1,446
Needham MA GO	3.000%	7/15/35	765	825
New Bedford MA GO	3.000%	3/1/34	335	368
New Bedford MA GO	3.000%	3/1/35	395	432
New Bedford MA GO	3.000%	3/1/37	235	255
New Bedford MA GO	3.250%	3/1/44	885	956
Newton MA GO	3.000%	4/1/33	3,440	3,706
Newton MA GO	2.375%	2/15/50	2,050	1,971
Plymouth MA GO	3.250%	5/1/34	460	506
Randolph MA GO	3.125%	9/15/32	1,065	1,161
Randolph MA GO	3.125%	9/15/33	1,350	1,467
Randolph MA GO	3.375%	9/15/35	830	906
Randolph MA GO	3.375%	9/15/36	785	852
Rowley MA GO	3.500%	7/15/43	1,625	1,765
Salem MA GO	3.000%	9/15/34	620	680
Salem MA GO	3.000%	9/15/35	585	636
Salem MA GO	3.000%	9/15/36	605	655
Saugus MA GO	3.000%	9/15/31	930	1,045
Saugus MA GO	3.000%	9/15/32	800	890
Saugus MA GO	3.000%	9/15/33	980	1,080
Saugus MA GO	3.000%	9/15/35	135	147
Saugus MA GO	3.000%	9/15/36	1,500	1,626
Sharon MA GO	4.000%	2/15/31	5,875	7,202
Sharon MA GO	3.000%	2/15/32	2,040	2,288
Springfield MA GO	5.000%	3/1/29	470	605
Springfield MA GO	5.000%	3/1/30	905	1,157
Springfield MA GO	4.000%	3/1/31	1,250	1,497
Springfield MA GO	4.000%	3/1/32	1,285	1,529
Springfield MA GO	4.000%	3/1/44	2,950	3,334
Springfield MA GO	3.500%	3/1/47 (4)	210	230
Springfield MA Water & Sewer Commission Revenue	4.000%	4/15/30	150	186
Springfield MA Water & Sewer Commission Revenue	4.000%	4/15/31	345	424
Springfield MA Water & Sewer Commission Revenue	4.000%	4/15/32	325	393
Springfield MA Water & Sewer Commission Revenue	4.000%	4/15/33	350	419
Springfield MA Water & Sewer Commission Revenue	4.000%	4/15/34	400	475
Stoughton MA GO	4.000%	10/15/31	3,865	4,591
Stoughton MA GO	3.000%	10/15/32	1,920	2,111
Stoughton MA GO	3.000%	10/15/35	370	399
Taunton MA GO	4.000%	8/15/29	925	1,137
Taunton MA GO	4.000%	8/15/31	915	1,107
Taunton MA GO	4.000%	8/15/33	775	922
Tewksbury MA GO	3.000%	6/1/33	2,720	2,960
Tewksbury MA GO	3.000%	6/1/35	2,720	2,929
University of Massachusetts Building Authority Revenue	5.000%	11/1/24 (Prere.)	6,780	8,180

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Massachusetts Building Authority Revenue	5.000%	11/1/31	2,560	3,077
University of Massachusetts Building Authority Revenue	5.000%	11/1/32	4,065	4,868
University of Massachusetts Building Authority Revenue	5.000%	11/1/33	5,000	6,548
University of Massachusetts Building Authority Revenue	5.000%	11/1/34	650	815
University of Massachusetts Building Authority Revenue	5.000%	11/1/35	5,360	6,692
University of Massachusetts Building Authority Revenue	5.000%	11/1/35	3,025	3,920
University of Massachusetts Building Authority Revenue	5.000%	5/1/36	3,400	4,347
University of Massachusetts Building Authority Revenue	5.000%	11/1/38	1,900	2,351
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	11,505	13,179
University of Massachusetts Building Authority Revenue	5.000%	11/1/40	10,045	11,788
University of Massachusetts Building Authority Revenue	5.000%	11/1/44	3,490	3,972
University of Massachusetts Building Authority Revenue	4.000%	11/1/45	6,035	6,554
University of Massachusetts Building Authority Revenue	5.250%	11/1/47	5,000	6,183
University of Massachusetts Building Authority Revenue	5.000%	11/1/50	2,235	2,803
Wayland MA GO	4.000%	12/15/29	980	1,234
Wellesley MA GO	4.000%	6/1/30	655	826
Worcester MA GO	4.000%	2/1/29	2,105	2,565
Worcester MA GO	3.000%	2/1/31	2,510	2,819
Worcester MA GO	4.000%	1/15/32	2,365	2,718
Worcester MA GO	3.000%	2/1/32	230	255
Worcester MA GO	4.000%	1/15/33	2,190	2,498
Worcester MA GO	3.000%	2/1/33	2,155	2,365
				2,223,873
Puerto Rico (0.4%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	155	154
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	580	573
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	444	390
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	678	535
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	668	483
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	1,500	985
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	4,596	4,412
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	387	372
				7,904
Guam (0.1%)
Guam Power Authority Revenue	5.000%	10/1/20	500	504
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,077
Guam Power Authority Revenue	5.000%	10/1/25	745	811

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Guam Power Authority Revenue	5.000%	10/1/31	300	318
[3] Guam Waterworks Authority Water & Wastewater System Revenue	5.000%	1/1/50	500	552
				3,262
Total Tax-Exempt Municipal Bonds (Cost $2,123,730)				2,235,039
Other Assets and Liabilities—Net (0.8%)				17,218
Net Assets (100%)				2,252,257

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $4,120,000, representing 0.2% of net assets.
2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2020	(204)	(25,628)	(48)

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,123,730)	2,235,039
Investment in Vanguard	103
Cash	55
Receivables for Investment Securities Sold	1,230
Receivables for Accrued Income	28,196
Receivables for Capital Shares Issued	2,422
Other Assets	58
Total Assets	2,267,103
Liabilities
Payables for Investment Securities Purchased	12,144
Payables for Capital Shares Redeemed	1,369
Payables for Distributions	1,144
Payables to Vanguard	143
Variation Margin Payable—Futures Contracts	46
Total Liabilities	14,846
Net Assets	2,252,257

At May 31, 2020, net assets consisted of:

Paid-in Capital	2,127,299
Total Distributable Earnings (Loss)	124,958
Net Assets	2,252,257

Net Assets
Applicable to 201,138,980 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,252,257
Net Asset Value Per Share	$11.20

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Interest	31,046
Total Income	31,046
Expenses
The Vanguard Group—Note B
Investment Advisory Services	128
Management and Administrative	1,190
Marketing and Distribution	140
Custodian Fees	2
Shareholders' Reports	10
Trustees' Fees and Expenses	1
Total Expenses	1,471
Net Investment Income	29,575
Realized Net Gain (Loss)
Investment Securities Sold	16,170
Futures Contracts	(905)
Realized Net Gain (Loss)	15,265
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,572
Futures Contracts	(51)
Change in Unrealized Appreciation (Depreciation)	1,521
Net Increase (Decrease) in Net Assets Resulting from Operations	46,361

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,575	58,056
Realized Net Gain (Loss)	15,265	18,834
Change in Unrealized Appreciation (Depreciation)	1,521	107,644
Net Increase (Decrease) in Net Assets Resulting from Operations	46,361	184,534
Distributions[1]
Total Distributions	(42,676)	(58,048)
Capital Share Transactions
Issued	292,771	576,172
Issued in Lieu of Cash Distributions	33,016	43,701
Redeemed	(310,930)	(317,456)
Net Increase (Decrease) from Capital Share Transactions	14,857	302,417
Total Increase (Decrease)	18,542	428,903
Net Assets
Beginning of Period	2,233,715	1,804,812
End of Period	2,252,257	2,233,715

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.16	$10.45	$10.74	$10.47	$10.87	$10.87
Investment Operations

Net Investment Income	.145 [1]	.315 [1]	.322[1]	.316[1]	.323	.334
Net Realized and Unrealized Gain (Loss) on Investments	.105	.711	(.290)	.324	(.383)	.067
Total from Investment Operations	.250	1.026	.032	.640	(.060)	.401
Distributions
Dividends from Net Investment Income	(.145)	(.316)	(.322)	(.317)	(.323)	(.334)
Distributions from Realized Capital Gains	(.065)	—	(.000)	[2] (.053)	(.017)	(.067)
Total Distributions	(.210)	(.316)	(.322)	(.370)	(.340)	(.401)
Net Asset Value, End of Period	$11.20	$11.16	$10.45	$10.74	$10.47	$10.87

Total Return[3]	2.27%	9.91%	0.31%	6.19%	-0.68%	3.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,252	$2,234	$1,805	$1,710	$1,459	$1,286
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.88%	3.04%	2.96%	2.91%	3.09%
Portfolio Turnover Rate	23%	31%	33%	18%	25%	15%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Notes to Financial Statements

Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund's average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Massachusetts Tax-Exempt Fund

4.  Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund's regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund's investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Massachusetts Tax-Exempt Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $103,000, representing less than 0.01% of the fund's net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,235,039	—	2,235,039
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	46	—	—	46

1 Represents variation margin on the last day of the reporting period.

D. As of May 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,125,363
Gross Unrealized Appreciation	119,824
Gross Unrealized Depreciation	(10,196)
Net Unrealized Appreciation (Depreciation)	109,628

E. During the six months ended May 31, 2020, the fund purchased $501,429,000 of investment securities and sold $501,929,000 of investment securities, other than temporary cash investments.

Massachusetts Tax-Exempt Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2020, such purchases and sales were $75,705,000 and $89,500,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
	Shares	Shares
	(000)	(000)
Issued	26,431	52,973
Issued in Lieu of Cash Distributions	2,965	3,988
Redeemed	(28,478)	(29,422)
Net Increase (Decrease) in Shares Outstanding	918	27,539

G. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Massachusetts Tax-Exempt Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Massachusetts Tax-Exempt Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1682 072020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.